Consolidated Statements of Stockholders' Equity (deficit) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 36,480	$ 479,561,860	$ (470,727,380)	$ 8,870,960
Beginning Balance, shares at Dec. 31, 2020		36,480,038
Issuance of common stock and preferred investment options		$ 2,000	5,151,090		5,153,090
Issuance of common stock and preferred investment options, shares		2,000,000
Exercise of stock options		$ 300	77,700		78,000
Exercise of stock options, shares		300,000
Preferred dividend				(171,668)	(171,668)
Net loss				(13,176,663)	(13,176,663)
Ending balance, value at Dec. 31, 2021		$ 38,780	484,790,650	(484,075,711)	753,719
Ending balance, shares at Dec. 31, 2021		38,780,038
Exercise of stock options		$ 21	(21)
Exercise of stock options, shares		21,404
Preferred dividend				(561,381)	(561,381)
Net loss				(4,200,573)	(4,200,573)
Issuance of common stock upon conversion of preferred shares		$ 6,236	2,672,780		2,679,016
Issuance of common stock upon conversion of preferred shares, shares		6,235,949
Issuance of restricted stock from compensation and services			11,255		11,255
Ending balance, value at Dec. 31, 2022		$ 45,037	$ 487,474,664	$ (488,837,665)	$ (1,317,964)
Ending balance, shares at Dec. 31, 2022		45,037,391